SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 4,888,070	$ 1,226,292
Convertible notes payable issued in acquisition	2,293,933	0
Issuance of shares for acquisition	$ 0	$ 6,652,512